SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Loss from SONGS plant closure (pre-tax)					$ 200
Quarterly Financial Data, Loss from SONGS plant closure (after-tax)					119
Quarterly Financial Data, Gain on sale of mesquite power (pre-tax)						74
Quarterly Financial Data, Gain on sale of mesquite power (after-tax)						44
Quarterly Financial Data, Impact on revenue from retroactive application of 2012 GRC					131
Quarterly Financial Data, Impact on net income and earnings from retroactive application of 2012 GRC					106
Quarterly Financial Data, Income tax expense related to corporate reorganization						63
Quarterly Financial Data, Louisiana valuation allowance release		25
Quarterly Financial Data, AFUDC equity for Sonora Pipeline		14	11	9
Quarterly Financial Data, Taxes on planned repatriation	6	8	12	12
San Diego Gas and Electric Company [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Loss from SONGS plant closure (pre-tax)					200
Quarterly Financial Data, Loss from SONGS plant closure (after-tax)					119
Quarterly Financial Data, Impact on revenue from retroactive application of 2012 GRC					90
Quarterly Financial Data, Impact on net income and earnings from retroactive application of 2012 GRC					69
Southern California Gas Company [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Impact on revenue from retroactive application of 2012 GRC					41
Quarterly Financial Data, Impact on net income and earnings from retroactive application of 2012 GRC					$ 37	$ (12)